Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock U.S. Government Bond Portfolio - Investor C Shares	Jan. 28, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	546
Expense Example, No Redemption, 5 Years	958
Expense Example, No Redemption, 10 Years	$ 1,902